Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income (Loss) Per Share (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Numerator:
Net income	$ 21,503,620	$ (33,652,506)	$ (89,148,268)	$ (57,899,169)
Denominator:
Weighted average common shares	432,350	489
Net income per common share - basic	$ 49.74	$ (68,819.03)
2016 Note debt discount amortization	$ 11,373,712
Change in fair value of warrants	(4,120,309)
Change in fair value of embedded conversion feature	(40,332,596)
Gain on extinguishment of 2016 Notes	(602,555)
Numerator for diluted calculation	$ (12,178,128)
2016 Note	16,936,627
Warrants	1,341
Series E Preferred Stock	100
Denominator for Diluted Calculation	17,370,418	489
Net Income Per Common Share - Diluted	$ (0.70)	$ (68,819.03)